Intangible and tangible assets - Change in net intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of change in net intangible assets
Net amount as of the beginning of the period	$ 15,362	$ 14,549	$ 14,682
Increases	404	1,039	2,750
Disposals	(23)	(117)	(343)
Amortization and impairment	(1,512)	(1,252)	(2,324)
Currency translation adjustment	234	(187)	(200)
Other	122	1,330	(16)
Net amount as of the end of the period	14,587	15,362	14,549
Exceptional asset impairments	$ 785	543	$ 1,482
Effect of entries in the consolidation scope		$ 1,394